Intangible assets, net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Amortization expense		¥ 2,097	¥ 4,110
Impairment of intangible assets	¥ 0	¥ 15,614	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Long-Lived Assets Held-for-use	Impairment of Long-Lived Assets Held-for-use	Impairment of Long-Lived Assets Held-for-use
Long Ye Information Technology Limited
Intangible Assets
Amortization expense	¥ 0	¥ 2,097	¥ 4,128